SCHEDULE OF WARRANT ACTIVITY (Details) - PRIMEGEN US, INC. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
ScheduleOfWarrantActivityLineItem [Line Items]
Options, outstanding	2,190,000
Weighted average exercise price, outstanding	$ 0.90
Weighted average remaining contractual term, outstanding	4 years 10 days	8 years 5 months 19 days
Aggregate intrinsic value, outstanding
Options, granted	15,117,038	2,190,000
Weighted average exercise price, granted	$ 0.90	$ 0.90
Aggregate intrinsic value, Granted
Warrants, Forfeited	(167,500)
Weighted average exercise price per share, forfeited	$ 0.90
Aggregate Intrinsic Value, Forfeited	$ 1,189,250
Options, outstanding	17,139,538	2,190,000
Weighted average exercise price, outstanding	$ 0.90	$ 0.90
Aggregate intrinsic value, outstanding	$ 121,690,720
Options, vested and expected to vest	16,874,538	2,190,000
Weighted average exercise price, vested and expected to vest	$ 0.90	$ 0.90
Weighted average remaining contractual term, vested and expected to vest	4 years 18 days	8 years 5 months 19 days
Aggregate intrinsic value, vested and expected to vest	$ 134,663,876
Options, exercisable	6,724,538	2,190,000
Weighted average exercise price, exercisable	$ 0.90	$ 0.90
Weighted average remaining contractual term, Exercisable	4 years 9 months 29 days	8 years 5 months 19 days
Aggregate intrinsic value, exercisable	$ 47,744,220